Loans and Financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 5,343,217	R$ 4,650,363	R$ 3,678,444	R$ 3,188,531
Loans received	5,387,977	4,694,957
Gross debt	5,387,977	4,694,957
Transaction cost	(44,760)	(44,594)
Net debt	5,343,217	4,650,363
Loans and financing, current	675,980	278,838
Loans and financing, noncurrent	4,667,237	4,371,525
Caixa Economica Federal [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	5,748	7,664
Local Currency [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	5,343,217	4,650,363	R$ 3,527,872	R$ 3,048,194
Local Currency [Member] | Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	751,096	751,673
Local Currency [Member] | Caixa Economica Federal [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	1,039,097	1,037,946
Local Currency [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	1,584,566	718,835
Local Currency [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 49,263	60,720
Local Currency [Member] | CCB [Member] | Banco Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	CCB 265.901.903
Company	Copel DIS
Allocation	Working capital.
Guarantees	Credit assignment
Issue date	Jun. 29, 2022
Number of installments	2
Final maturity	06.24.2025
Finance charges	Quarterly
Contractual financial charges p.y.	DI + spread 1,25%
Effective interest rate p.y.	DI + spread 2,14%
Contract amount	R$ 750,000
Loans and financing	R$ 751,096	751,673
Local Currency [Member] | Commercial Papers [Member] | Caixa Economica Federal [Member]
IfrsStatementLineItems [Line Items]
Contract	Commercial paper
Company	Copel GET
Allocation	Partial amortization of the 3rd, 4th and 5th debenture issues and meeting various short-term obligations, including energy purchases, regulatory obligations and dividends.
Guarantees	Personal guarantee
Issue date	Sep. 10, 2022
Number of installments	2
Final maturity	09.10.2025
Finance charges	Half-yearly
Contractual financial charges p.y.	DI + spread 1,22%
Effective interest rate p.y.	DI + spread 1,31%
Contract amount	R$ 1,000,000
Loans and financing	R$ 1,039,097	1,037,946
Local Currency [Member] | Contract 1 [Member] | Caixa Economica Federal [Member]
IfrsStatementLineItems [Line Items]
Contract	415.855-22/14
Company	Copel DIS
Allocation	Rural Electricity Program - Luz para Todos.
Guarantees	Own revenue; issue of promissory notes and commercial duplicates.
Issue date	Mar. 31, 2015
Number of installments	120
Final maturity	12.08.2026
Finance charges	Monthly
Contractual financial charges p.y.	6.0%
Effective interest rate p.y.	6.0%
Contract amount	R$ 16,984
Loans and financing	R$ 5,748	7,664
Local Currency [Member] | Contract 2 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	35202166127989
Company	Jandaíra I
Allocation	Implementation of Jandaíra Wind Complex
Guarantees	Bank guarantee
Issue date	May 31, 2021
Number of installments	192
Final maturity	06.15.2038
Finance charges	Monthly
Contractual financial charges p.y.	2.7086% + IPCA
Effective interest rate p.y.	3.0107% + IPCA
Contract amount	R$ 21,687
Loans and financing	R$ 19,911	17,969
Local Currency [Member] | Contract 2 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	820989.1
Company	Copel GeT
Allocation	Implementation of Mauá HPP.
Guarantees	Revenue from energy sales from the plant.
Issue date	Mar. 17, 2009
Number of installments	179
Final maturity	01.15.2028
Finance charges	Monthly
Contractual financial charges p.y.	1.63% above TJLP
Effective interest rate p.y.	1.63% above TJLP
Contract amount	R$ 169,500
Loans and financing	R$ 49,263	60,719
Local Currency [Member] | Contract 3 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	35202164527986
Company	Jandaíra II
Allocation	Implementation of Jandaíra Wind Complex
Guarantees	Bank guarantee
Issue date	May 31, 2021
Number of installments	192
Final maturity	06.15.2038
Finance charges	Monthly
Contractual financial charges p.y.	2.2161% + IPCA (1) and 2.7086% + IPCA (1)
Effective interest rate p.y.	3.0107% + IPCA
Contract amount	R$ 56,421
Loans and financing	R$ 51,796	46,644
Local Currency [Member] | Contract 3 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	1120952.1
Allocation	Implementation of transmission line between Foz do Iguaçu and Cascavel Oeste substations.
Guarantees	Assignment of receivables; revenue from energy transmission services.
Issue date	Dec. 16, 2011
Number of installments	168
Final maturity	04.15.2026
Finance charges	Monthly
Contractual financial charges p.y.	1.82% and 1.42% above TJLP
Effective interest rate p.y.	1.82% and 1.42% above TJLP
Contract amount	R$ 44,723
Loans and financing	R$ 7,909	11,186
Local Currency [Member] | Contract 4 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	35202162927987
Company	Jandaíra III
Allocation	Implementation of Jandaíra Wind Complex
Guarantees	Bank guarantee
Issue date	May 31, 2021
Number of installments	192
Final maturity	06.15.2038
Finance charges	Monthly
Contractual financial charges p.y.	2.7086% + IPCA
Effective interest rate p.y.	3.0107% + IPCA
Contract amount	R$ 65,158
Loans and financing	R$ 59,792	53,843
Local Currency [Member] | Contract 4 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	1220768.1
Allocation	Implementation of Cavernoso II SHP.
Guarantees	Revenue from energy sales from the plant.
Issue date	Sep. 28, 2012
Number of installments	192
Final maturity	07.15.2029
Finance charges	Monthly
Contractual financial charges p.y.	1.36% above TJLP
Effective interest rate p.y.	1.36% above TJLP
Contract amount	R$ 73,122
Loans and financing	R$ 27,422	32,012
Local Currency [Member] | Contract 5 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	35202160027984
Company	Jandaíra IV
Allocation	Implementation of Jandaíra Wind Complex
Guarantees	Bank guarantee
Issue date	May 31, 2021
Number of installments	192
Final maturity	06.15.2038
Finance charges	Monthly
Contractual financial charges p.y.	2.2161% + IPCA (1) and 2.7086% + IPCA (1)
Effective interest rate p.y.	3.0107% + IPCA
Contract amount	R$ 65,421
Loans and financing	R$ 60,033	54,053
Local Currency [Member] | Contract 5 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	13211061
Allocation	Implementation of Colíder HPP.
Guarantees	Assignment of receivables
Issue date	Dec. 04, 2013
Number of installments	192
Final maturity	10.15.2031
Finance charges	Monthly
Contractual financial charges p.y.	0% and 1.49% above TJLP
Effective interest rate p.y.	6.43% and 7.68%
Contract amount	R$ 1,041,155
Loans and financing	R$ 551,707	615,968
Local Currency [Member] | Contract 6 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	35201915725525
Company	Potiguar B141
Allocation	Implementation of Vilas Wind Complex
Guarantees	Fiduciary assignment of credit rights; fiduciary assignment of rights under the O&M contract; fiduciary assignment of rights arising from the authorization; pledge of shares; fiduciary alienation of project machinery and equipment; 100% bank guarantee; fiduciary assignment of the Debt Service Reserve Accounts; fiduciary assignment of the operating reserve account (O&M); Shareholder support agreement
Issue date	Apr. 04, 2019
Number of installments	216
Final maturity	04.15.2039
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 2.3323%
Effective interest rate p.y.	IPCA + 2.3323%
Contract amount	R$ 92,138
Loans and financing	R$ 85,776	89,685
Local Currency [Member] | Contract 6 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	13210331
Allocation	Implementation of Cerquilho III substation.
Guarantees	Assignment of receivables
Issue date	Dec. 03, 2013
Number of installments	168
Final maturity	08.15.2028
Finance charges	Monthly
Contractual financial charges p.y.	1.49% and 1.89% above TJLP
Effective interest rate p.y.	1.49% and 1.89% above TJLP
Contract amount	R$ 17,644
Loans and financing	R$ 6,240	7,502
Local Currency [Member] | Contract 7 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	35201922425522
Company	Potiguar B142
Allocation	Implementation of Vilas Wind Complex
Guarantees	Fiduciary assignment of credit rights; fiduciary assignment of rights under the O&M contract; fiduciary assignment of rights arising from the authorization; pledge of shares; fiduciary alienation of project machinery and equipment; 100% bank guarantee; fiduciary assignment of the Debt Service Reserve Accounts; fiduciary assignment of the operating reserve account (O&M); Shareholder support agreement
Issue date	Apr. 04, 2019
Number of installments	216
Final maturity	04.15.2039
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 2.3323%
Effective interest rate p.y.	IPCA + 2.3323%
Contract amount	R$ 92,213
Loans and financing	R$ 85,797	89,709
Local Currency [Member] | Contract 7 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	15206041
Allocation	Implementation of transmission line Assis - Paraguaçu Paulista II.
Guarantees	Assignment of receivables
Issue date	Dec. 28, 2015
Number of installments	168
Final maturity	06.15.2030
Finance charges	Monthly
Contractual financial charges p.y.	2.42% above TJLP
Effective interest rate p.y.	9.04%
Contract amount	R$ 34,265
Loans and financing	R$ 14,127	16,139
Local Currency [Member] | Contract 8 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	35201926525533
Company	Potiguar B143
Allocation	Implementation of Vilas Wind Complex
Guarantees	Fiduciary assignment of credit rights; fiduciary assignment of rights under the O&M contract; fiduciary assignment of rights arising from the authorization; pledge of shares; fiduciary alienation of project machinery and equipment; 100% bank guarantee; fiduciary assignment of the Debt Service Reserve Accounts; fiduciary assignment of the operating reserve account (O&M); Shareholder support agreement
Issue date	Apr. 11, 2019
Number of installments	216
Final maturity	04.15.2039
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 2.3323%
Effective interest rate p.y.	IPCA + 2.3323%
Contract amount	R$ 92,138
Loans and financing	R$ 85,481	89,376
Local Currency [Member] | Contract 8 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	15205921
Allocation	Implementation of transmission lines Londrina - Figueira and Salto Osório - Foz do Chopim.
Guarantees	Assignment of receivables
Issue date	Dec. 28, 2015
Number of installments	168
Final maturity	12.15.2029
Finance charges	Monthly
Contractual financial charges p.y.	2.32% above TJLP
Effective interest rate p.y.	8.93%
Contract amount	R$ 21,584
Loans and financing	R$ 8,261	9,542
Local Currency [Member] | Contract 9 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	35201910625534
Company	Ventos de Vila Paraíba IV
Allocation	Implementation of Vilas Wind Complex
Guarantees	Fiduciary assignment of credit rights; fiduciary assignment of rights under the O&M contract; fiduciary assignment of rights arising from the authorization; pledge of shares; fiduciary alienation of project machinery and equipment; 100% bank guarantee; fiduciary assignment of the Debt Service Reserve Accounts; fiduciary assignment of the operating reserve account (O&M); Shareholder support agreement
Issue date	Apr. 18, 2019
Number of installments	216
Final maturity	05.15.2039
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 2.3323%
Effective interest rate p.y.	IPCA + 2.3323%
Contract amount	R$ 92,138
Loans and financing	R$ 87,046	91,004
Local Currency [Member] | Contract 9 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	18205101
Allocation	Implementation of Baixo Iguaçu HPP
Guarantees	Assignment of receivables
Issue date	Nov. 22, 2018
Number of installments	192
Final maturity	06.15.2035
Finance charges	Monthly
Contractual financial charges p.y.	1.94% above TJLP
Effective interest rate p.y.	8.50%
Contract amount	R$ 194,000
Loans and financing	R$ 148,613	159,948
Local Currency [Member] | Contract 10 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	352020148727169
Company	Potiguar B61
Allocation	Implementation of Vilas Wind Complex
Guarantees	Fiduciary assignment of credit rights; fiduciary assignment of rights under the O&M contract; fiduciary assignment of rights arising from the authorization; pledge of shares; fiduciary alienation of project machinery and equipment; 100% bank guarantee; fiduciary assignment of the Debt Service Reserve Accounts; fiduciary assignment of the operating reserve account (O&M); Shareholder support agreement
Issue date	Aug. 11, 2020
Number of installments	216
Final maturity	08.15.2040
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 1.4865%
Effective interest rate p.y.	IPCA + 1.4865%
Contract amount	R$ 163,886
Loans and financing	R$ 180,062	186,552
Local Currency [Member] | Contract 10 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	19207901- A+B+E+F+G+H
Allocation	Implementation of transmission facilities for the line: substation Medianeira; substation Curitiba Centro and Curitiba Uberaba and substation Andirá Leste.
Guarantees	Assignment of receivables
Issue date	Jun. 03, 2020
Number of installments	279
Final maturity	12.15.2043
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 4.8165%
Effective interest rate p.y.	IPCA + 4.8570%
Contract amount	R$ 206,882
Loans and financing	R$ 202,439	200,932
Local Currency [Member] | Contract 11 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	18120185433499
Company	Aventura II
Allocation	Implementation of Aventura Wind Complex
Guarantees	Bank guarantee
Issue date	Dec. 28, 2018
Number of installments	204
Final maturity	01.15.2039
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 2.5707%
Effective interest rate p.y.	IPCA + 2.5707%
Contract amount	R$ 69,338
Loans and financing	R$ 64,272
Local Currency [Member] | Contract 11 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	19207901- C+D+I+J
Allocation	Implementation of transmission facilities for the line: transmission line Curitiba Leste - Blumenau and Baixo Iguaçu - Realeza.
Guarantees	Assignment of receivables
Issue date	Jun. 03, 2020
Number of installments	267
Final maturity	12.15.2043
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 4.8165%
Effective interest rate p.y.	IPCA + 4.8570%
Contract amount	R$ 225,230
Loans and financing	R$ 190,270	188,869
Local Currency [Member] | Contract 12 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	18120185473500
Company	Aventura III
Allocation	Implementation of Aventura Wind Complex
Guarantees	Bank guarantee
Issue date	Dec. 28, 2018
Number of installments	204
Final maturity	01.15.2039
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 2.5707%
Effective interest rate p.y.	IPCA + 2.5707%
Contract amount	R$ 82,490
Loans and financing	R$ 76,460
Local Currency [Member] | Contract 12 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	14205611-C
Company	Copel DIS
Allocation	Preservation of business, improvements, operating support and general investments in the expansion and consolidation of projects and social investment programs of companies (ISE).
Guarantees	Surety of Copel; assignment of revenues and indemnity rights under the concession.
Issue date	Dec. 15, 2014
Number of installments	113
Final maturity	06.15.2024
Finance charges	Monthly
Contractual financial charges p.y.	6.0%
Effective interest rate p.y.	6.0%
Contract amount	R$ 78,921
Loans and financing	R$ 3,919	11,757
Local Currency [Member] | Contract 13 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	18120185483501
Company	Aventura IV
Allocation	Implementation of Aventura Wind Complex
Guarantees	Bank guarantee
Issue date	Dec. 28, 2018
Number of installments	204
Final maturity	01.15.2039
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 2.5707%
Effective interest rate p.y.	IPCA + 2.5707%
Contract amount	R$ 97,887
Loans and financing	R$ 91,322
Local Currency [Member] | Contract 13 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	14.2.1271.1
Company	Santa Maria
Allocation	Construction and implementation of wind generating plants.
Guarantees	Surety of Copel; pledge of shares; assignment of receivables and revenues.
Issue date	Jun. 01, 2015
Number of installments	192
Final maturity	08.15.2031
Finance charges	Monthly
Contractual financial charges p.y.	1.66% above TJLP
Effective interest rate p.y.	8.26%
Contract amount	R$ 71,676
Loans and financing	R$ 30,490	34,125
Local Currency [Member] | Contract 14 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	18120185493502
Company	Aventura V
Allocation	Implementation of Aventura Wind Complex
Guarantees	Bank guarantee
Issue date	Dec. 28, 2018
Number of installments	204
Final maturity	01.15.2039
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 2.5707%
Effective interest rate p.y.	IPCA + 2.5707%
Contract amount	R$ 98,684
Loans and financing	R$ 92,255
Local Currency [Member] | Contract 14 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	14.2.1272.1
Company	Santa Helena
Allocation	Construction and implementation of wind generating plants.
Guarantees	Surety of Copel; pledge of shares; assignment of receivables and revenues.
Issue date	Jun. 01, 2015
Number of installments	192
Final maturity	08.15.2031
Finance charges	Monthly
Contractual financial charges p.y.	1.66% above TJLP
Effective interest rate p.y.	8.26%
Contract amount	R$ 82,973
Loans and financing	R$ 33,082	37,027
Local Currency [Member] | Contract 15 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	18720193955241
Company	SRMN I
Allocation	Implementation of Santa Rosa & Mundo Novo Wind Complex (SRMN)
Guarantees	Bank guarantee
Issue date	Apr. 30, 2019
Number of installments	252
Final maturity	05.15.2043
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 2.3323%
Effective interest rate p.y.	IPCA + 2.3323%
Contract amount	R$ 110,922
Loans and financing	R$ 117,161
Local Currency [Member] | Contract 15 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	11211521
Company	GE Farol
Allocation	Construction and implementation of wind generating plants.
Guarantees	Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	06.15.2030
Finance charges	Monthly
Contractual financial charges p.y.	2.34% above TJLP
Effective interest rate p.y.	2.34% above TJLP
Contract amount	R$ 54,100
Loans and financing	R$ 26,207	29,888
Local Currency [Member] | Contract 16 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	18720193965240
Company	SRMN II
Allocation	Implementation of Santa Rosa & Mundo Novo Wind Complex (SRMN)
Guarantees	Bank guarantee
Issue date	Apr. 30, 2019
Number of installments	252
Final maturity	05.15.2043
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 2.3323%
Effective interest rate p.y.	IPCA + 2.3323%
Contract amount	R$ 97,057
Loans and financing	R$ 101,752
Local Currency [Member] | Contract 16 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	11211531
Company	GE Boa Vista
Allocation	Construction and implementation of wind generating plants.
Guarantees	Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	06.15.2030
Finance charges	Monthly
Contractual financial charges p.y.	2.34% above TJLP
Effective interest rate p.y.	2.34% above TJLP
Contract amount	R$ 40,050
Loans and financing	R$ 19,374	22,096
Local Currency [Member] | Contract 17 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	18720193875242
Company	SRMN III
Allocation	Implementation of Santa Rosa & Mundo Novo Wind Complex (SRMN)
Guarantees	Bank guarantee
Issue date	Apr. 30, 2019
Number of installments	252
Final maturity	05.15.2043
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 2.3323%
Effective interest rate p.y.	IPCA + 2.3323%
Contract amount	R$ 110,922
Loans and financing	R$ 118,104
Local Currency [Member] | Contract 17 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	11211541
Company	GE S.B. do Norte
Allocation	Construction and implementation of wind generating plants.
Guarantees	Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	06.15.2030
Finance charges	Monthly
Contractual financial charges p.y.	2.34% above TJLP
Effective interest rate p.y.	2.34% above TJLP
Contract amount	R$ 90,900
Loans and financing	R$ 43,940	50,112
Local Currency [Member] | Contract 18 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	18720193985243
Company	SRMN IV
Allocation	Implementation of Santa Rosa & Mundo Novo Wind Complex (SRMN)
Guarantees	Bank guarantee
Issue date	Apr. 30, 2019
Number of installments	252
Final maturity	05.15.2043
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 2.3323%
Effective interest rate p.y.	IPCA + 2.3323%
Contract amount	R$ 110,922
Loans and financing	R$ 119,697
Local Currency [Member] | Contract 18 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	11211551
Company	GE Olho D'Água
Allocation	Construction and implementation of wind generating plants.
Guarantees	Pledge of shares; assignment of receivables from energy sales from the project; assignment of machinery and equipment.
Issue date	Mar. 19, 2012
Number of installments	192
Final maturity	06.15.2030
Finance charges	Monthly
Contractual financial charges p.y.	2.34% above TJLP
Effective interest rate p.y.	2.34% above TJLP
Contract amount	R$ 97,000
Loans and financing	R$ 46,927	53,519
Local Currency [Member] | Contract 19 [Member] | Banco Do Nordeste Do Brasil [Member]
IfrsStatementLineItems [Line Items]
Contract	18720193995244
Company	SRMN V
Allocation	Implementation of Santa Rosa & Mundo Novo Wind Complex (SRMN)
Guarantees	Bank guarantee
Issue date	Apr. 30, 2019
Number of installments	252
Final maturity	05.15.2043
Finance charges	Monthly
Contractual financial charges p.y.	IPCA + 2.3323%
Effective interest rate p.y.	IPCA + 2.3323%
Contract amount	R$ 83,192
Loans and financing	R$ 87,849
Local Currency [Member] | Contract 19 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	18204611
Company	Cutia
Allocation	Construction and implementation of wind generating plants.
Guarantees	Pledge of shares; assignment of receivables.
Issue date	Oct. 10, 2018
Number of installments	192
Final maturity	07.15.2035
Finance charges	Monthly
Contractual financial charges p.y.	2.04% above TJLP
Effective interest rate p.y.	8.37%
Contract amount	R$ 619,405
Loans and financing	R$ 521,972	543,337
Local Currency [Member] | Contract 20 [Member] | Banco Do Brasil BNDE Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	21/02000-0
Company	Copel GeT
Allocation	Implementation of Mauá HPP.
Guarantees	Revenue from energy sales from the plant.
Issue date	Apr. 16, 2009
Number of installments	179
Final maturity	01.15.2028
Finance charges	Monthly
Contractual financial charges p.y.	2.13% above TJLP
Effective interest rate p.y.	2.13% above TJLP
Contract amount	R$ 169,500
Loans and financing	R$ 49,263	60,720
Local Currency [Member] | Contract 20 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	13212221 - A
Company	Costa Oeste
Allocation	Implementation of transmission line between Cascavel Oeste and Umuarama Sul substations and implementation of Umuarama Sul substation.
Guarantees	Assignment of receivables; 100% of pledged shares.
Issue date	Dec. 03, 2013
Number of installments	168
Final maturity	11.30.2028
Finance charges	Monthly
Contractual financial charges p.y.	1.95% + TJLP
Effective interest rate p.y.	1.95% + TJLP
Contract amount	R$ 27,634
Loans and financing	R$ 10,778	12,842
Local Currency [Member] | Contract 21 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	13212221 - B
Issue date	Dec. 03, 2013
Number of installments	106
Final maturity	09.30.2023
Finance charges	Monthly
Contractual financial charges p.y.	3.5%
Effective interest rate p.y.	3.5%
Contract amount	R$ 9,086
Loans and financing		598
Local Currency [Member] | Contract 22 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	14205851 - A
Company	Marumbi
Allocation	Implementation of transmission line between Curitiba and Curitiba Leste and implementation of Curitiba Leste substation.
Issue date	Jul. 08, 2014
Number of installments	168
Final maturity	06.30.2029
Finance charges	Monthly
Contractual financial charges p.y.	2.00% + TJLP
Effective interest rate p.y.	2.00% + TJLP
Contract amount	R$ 33,460
Loans and financing	R$ 14,512	16,981
Local Currency [Member] | Contract 23 [Member] | Banco Do Brasil BNDES Transfer [member]
IfrsStatementLineItems [Line Items]
Contract	14205851 - B
Issue date	Jul. 08, 2014
Number of installments	106
Final maturity	04.30.2024
Finance charges	Monthly
Contractual financial charges p.y.	6.0%
Effective interest rate p.y.	6.0%
Contract amount	R$ 21,577
Loans and financing	755	3,020
Local Currency 1 [Member]
IfrsStatementLineItems [Line Items]
Loans and financing	R$ 1,958,207	R$ 2,118,119